UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Ultra-Short Duration Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 52.7%
Consumer Discretionary 4.5%
Avis Budget Car Rental LLC, 144A, 4.875%, 11/15/2017		130,000	132,925
Carnival Corp., 1.875%, 12/15/2017		1,690,000	1,650,620
Columbus International, Inc., 144A, 11.5%, 11/20/2014		2,000,000	2,160,000
Daimler Finance North America LLC:
144A, 2.375%, 8/1/2018 (b)		3,535,000	3,527,357
6.5%, 11/15/2013		800,000	812,958
DIRECTV Holdings LLC:
1.75%, 1/15/2018		2,000,000	1,937,984
2.4%, 3/15/2017		500,000	503,947
DISH DBS Corp., 7.125%, 2/1/2016		1,400,000	1,533,000
Ford Motor Credit Co., LLC:
2.375%, 1/16/2018 (c)		3,000,000	2,948,091
3.984%, 6/15/2016		500,000	525,081
General Motors Financial Co., Inc., 144A, 2.75%, 5/15/2016		35,000	34,869
Jarden Corp., 7.5%, 5/1/2017		315,000	351,619
L Brands, Inc., 6.9%, 7/15/2017		495,000	559,350
Lear Corp., 7.875%, 3/15/2018		204,000	217,260
Lennar Corp., 144A, 4.125%, 12/1/2018		120,000	115,800
News America, Inc., 7.6%, 10/11/2015		500,000	566,892
Nissan Motor Acceptance Corp., 144A, 1.8%, 3/15/2018		1,240,000	1,209,753
RCI Banque SA:
144A, 3.5%, 4/3/2018		2,000,000	1,994,440
144A, 4.6%, 4/12/2016		560,000	587,182
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		1,200,000	1,353,000
Time Warner Cable, Inc., 5.85%, 5/1/2017		2,500,000	2,730,535
Wyndham Worldwide Corp., 2.95%, 3/1/2017		1,750,000	1,784,904

			27,237,567
Consumer Staples 1.2%
ConAgra Foods, Inc., 2.1%, 3/15/2018 (c)		475,000	472,072
Constellation Brands, Inc., 7.25%, 9/1/2016		120,000	136,500
Cott Beverages, Inc., 8.125%, 9/1/2018		90,000	97,200
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		1,500,000	1,578,750
Raizen Energy Finance Ltd., 144A, 7.0%, 2/1/2017		1,500,000	1,665,000
Safeway, Inc., 3.4%, 12/1/2016		200,000	208,982
Smithfield Foods, Inc., 7.75%, 7/1/2017		250,000	282,187
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	979,650

			5,420,341
Energy 5.8%
Afren PLC, 144A, 10.25%, 4/8/2019		1,800,000	2,074,500
Anadarko Petroleum Corp., 5.95%, 9/15/2016		250,000	282,664
CNPC General Capital Ltd., 144A, 1.95%, 4/16/2018		2,000,000	1,940,138
Denbury Resources, Inc., 8.25%, 2/15/2020		570,000	627,000
DTEK Finance BV, 144A, 9.5%, 4/28/2015		322,000	331,660
El Paso LLC, 7.0%, 6/15/2017		100,000	111,419
KazMunayGas National Co. JSC, 144A, 11.75%, 1/23/2015		2,000,000	2,250,000
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019 (b)		830,000	834,600
3.5%, 3/1/2016		300,000	317,615
Linn Energy LLC, 6.5%, 5/15/2019		160,000	155,600
Lukoil International Finance BV, 144A, 6.356%, 6/7/2017		2,000,000	2,215,400
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		1,000,000	1,075,000
Petrobras Global Finance BV, 3.0%, 1/15/2019		3,000,000	2,785,719
Petroleos de Venezuela SA, Series 2015, 5.0%, 10/28/2015		1,500,000	1,323,750
Petroleos Mexicanos, 144A, 3.5%, 7/18/2018		2,000,000	2,035,000
Rosneft Finance SA:
144A, 6.25%, 2/2/2015		1,000,000	1,053,700
144A, 6.625%, 3/20/2017		800,000	876,960
Series 6, 144A, 7.875%, 3/13/2018		2,000,000	2,320,000
Tesoro Corp., 4.25%, 10/1/2017		250,000	256,250
Transocean, Inc.:
2.5%, 10/15/2017		1,500,000	1,494,565
4.95%, 11/15/2015		300,000	322,812
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		2,000,000	2,105,000
Whiting Petroleum Corp., 6.5%, 10/1/2018		75,000	79,500

			26,868,852
Financials 23.3%
Akbank TAS, 144A, 3.875%, 10/24/2017		1,950,000	1,879,800
Alfa MTN Issuance Ltd., 8.0%, 3/18/2015		1,000,000	1,073,750
Ally Financial, Inc., 8.3%, 2/12/2015 (c)		1,400,000	1,510,250
American International Group, Inc., Series G, 5.85%, 1/16/2018		2,500,000	2,845,730
American Tower Corp., (REIT), 4.625%, 4/1/2015		350,000	366,290
Atlantic Finance Ltd., (REIT), 144A, 10.75%, 5/27/2014		2,000,000	2,126,158
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015		1,335,000	1,339,934
Banco Bradesco SA, 144A, 4.5%, 1/12/2017 (c)		500,000	522,500
Banco de Bogota SA, 144A, 5.0%, 1/15/2017 (c)		2,500,000	2,600,000
Banco de Credito e Inversiones, 144A, 3.0%, 9/13/2017		2,000,000	1,970,204
Banco del Estado de Chile:
144A, 2.0%, 11/9/2017		3,500,000	3,405,913
2.03%, 4/2/2015		500,000	509,842
Banco do Brasil SA:
3.875%, 1/23/2017		1,000,000	1,032,500
144A, 4.5%, 1/22/2015		2,000,000	2,057,500
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015		500,000	507,500
Banco Santander Brasil SA:
144A, 4.625%, 2/13/2017		3,000,000	3,082,500
144A, 8.0%, 3/18/2016	BRL	2,000,000	814,211
Bank of America Corp.:
Series L, 1.685% *, 1/30/2014		500,000	502,765
5.75%, 12/1/2017		2,000,000	2,254,924
Bank of India, 144A, 3.625%, 9/21/2018		2,000,000	1,924,600
Barclays Bank PLC, 144A, 2.5%, 9/21/2015		560,000	579,935
BBVA Banco Continental SA, 144A, 3.25%, 4/8/2018		2,500,000	2,437,500
BBVA U.S. Senior SAU, 4.664%, 10/9/2015		2,525,000	2,606,424
BNP Paribas SA, 2.375%, 9/14/2017		985,000	993,225
Caixa Economica Federal, 144A, 2.375%, 11/6/2017		2,000,000	1,870,000
Capital One Financial Corp., 3.15%, 7/15/2016		315,000	329,584
CIT Group, Inc., 144A, 5.5%, 2/15/2019		360,000	377,550
Citigroup, Inc.:
2.65%, 3/2/2015		225,000	229,758
6.375%, 8/12/2014		800,000	843,428
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.7%, 3/19/2018 (c)		1,865,000	1,827,700
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018 (c)		2,000,000	2,230,000
Credit Agricole SA, 144A, 2.125%, 4/17/2018 (c)		3,000,000	2,936,700
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		2,000,000	2,097,900
E*TRADE Financial Corp., 6.0%, 11/15/2017		830,000	863,200
General Electric Capital Corp., 5.0%, 5/15/2016		400,000	431,578
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017 (c)		3,000,000	3,120,000
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		520,000	538,179
ICICI Bank Ltd., 144A, 4.75%, 11/25/2016		1,500,000	1,555,180
ING Bank NV, 144A, 2.0%, 9/25/2015		1,750,000	1,769,775
ING U.S., Inc., 144A, 2.9%, 2/15/2018		3,000,000	2,992,251
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		3,000,000	2,916,738
Jefferies Group LLC, 5.125%, 4/13/2018		2,500,000	2,654,550
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		525,000	544,261
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015		300,000	323,464
Morgan Stanley:
3.8%, 4/29/2016		2,500,000	2,624,135
5.45%, 1/9/2017		1,000,000	1,095,579
Murray Street Investment Trust I, 4.647%, 3/9/2017		2,500,000	2,673,535
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		280,000	296,086
Nomura Holdings, Inc.:
2.0%, 9/13/2016		2,220,000	2,206,354
5.0%, 3/4/2015		155,000	163,293
Prudential Financial, Inc., 6.2%, 1/15/2015		230,000	246,766
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		3,000,000	2,913,045
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		250,000	258,685
Skandinaviska Enskilda Banken AB, 144A, 1.75%, 3/19/2018		1,165,000	1,139,994
SLM Corp., 3.875%, 9/10/2015		600,000	611,250
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018		955,000	959,822
Swedbank AB, 144A, 1.75%, 3/12/2018		1,875,000	1,830,619
Tanner Servicios Financieros SA, 144A, 4.375%, 3/13/2018		2,000,000	1,904,662
The Charles Schwab Corp., 2.2%, 7/25/2018		1,020,000	1,018,983
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014		230,000	239,032
Turkiye Garanti Bankasi AS, 144A, 4.0%, 9/13/2017		2,000,000	1,920,000
Turkiye Halk Bankasi AS, 144A, 4.875%, 7/19/2017		1,000,000	985,000
Turkiye Is Bankasi, 144A, 3.875%, 11/7/2017 (c)		2,000,000	1,920,000
Turkiye Vakiflar Bankasi Tao, 144A, 5.75%, 4/24/2017		2,000,000	2,033,400
UBS AG, 144A, 2.25%, 3/30/2017		665,000	682,747
Yapi ve Kredi Bankasi AS, 144A, 6.75%, 2/8/2017		2,500,000	2,615,625

			99,734,363
Health Care 1.1%
AbbVie, Inc., 144A, 1.75%, 11/6/2017		2,035,000	2,010,952
Actavis, Inc., 1.875%, 10/1/2017		450,000	443,490
Community Health Systems, Inc., 5.125%, 8/15/2018		550,000	561,000
Fresenius Medical Care U.S. Finance, Inc., 6.875%, 7/15/2017		250,000	276,250
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		1,130,000	1,122,564
Mallinckrodt International Finance SA, 144A, 3.5%, 4/15/2018		535,000	528,938
VPII Escrow Corp., 144A, 6.75%, 8/15/2018		75,000	79,125

			5,022,319
Industrials 2.9%
Andrade Gutierrez International SA, 144A, 4.0%, 4/30/2018		2,000,000	1,895,000
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014		385,000	397,258
BE Aerospace, Inc., 6.875%, 10/1/2020		385,000	418,688
Bombardier, Inc.:
144A, 4.25%, 1/15/2016		180,000	186,750
144A, 7.5%, 3/15/2018		385,000	435,050
Cemex Finance LLC, 144A, 9.5%, 12/14/2016 (c)		2,000,000	2,130,000
Glencore Funding LLC, 144A, 2.5%, 1/15/2019		2,770,000	2,541,472
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		265,000	288,850
Hutchison Whampoa International 12 II Ltd., 144A, 2.0%, 11/8/2017		1,500,000	1,473,363
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		500,000	494,107
Penske Truck Leasing Co., LP, 144A, 2.875%, 7/17/2018		3,000,000	2,990,880
Total System Services, Inc., 2.375%, 6/1/2018		1,120,000	1,089,191
TransDigm, Inc., 7.75%, 12/15/2018		400,000	426,500
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		500,000	516,250
United Rentals North America, Inc.:
5.75%, 7/15/2018		90,000	96,300
9.25%, 12/15/2019		440,000	495,000

			15,874,659
Information Technology 2.0%
Arrow Electronics, Inc., 3.0%, 3/1/2018 (c)		2,000,000	2,002,412
Fidelity National Information Services, Inc., 2.0%, 4/15/2018		1,203,000	1,162,918
Jabil Circuit, Inc., 7.75%, 7/15/2016		360,000	411,300
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018		1,250,000	1,228,125
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018		2,600,000	2,625,709
Unisys Corp., 6.25%, 8/15/2017		175,000	186,375
Xerox Corp., 6.75%, 2/1/2017		1,455,000	1,676,621

			9,293,460
Materials 5.7%
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017		1,455,000	1,428,519
144A, 9.375%, 4/8/2014		520,000	547,883
Ashland, Inc., 144A, 3.0%, 3/15/2016		275,000	278,438
Barrick Gold Corp., 144A, 2.5%, 5/1/2018		950,000	881,562
CF Industries, Inc., 6.875%, 5/1/2018 (c)		3,000,000	3,540,120
Clearwater Paper Corp., 7.125%, 11/1/2018		85,000	91,588
Evraz Group SA, 144A, 7.4%, 4/24/2017		2,500,000	2,509,875
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015 (c)		610,000	623,725
Freeport-McMoRan Copper & Gold, Inc., 144A, 2.375%, 3/15/2018		1,455,000	1,378,599
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,419,890
GTL Trade Finance, Inc., 144A, 7.25%, 10/20/2017		3,000,000	3,322,500
Koppers, Inc., 7.875%, 12/1/2019		390,000	416,325
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		2,000,000	2,095,000
Metinvest BV, 144A, 10.25%, 5/20/2015		500,000	515,100
Novelis, Inc., 8.375%, 12/15/2017		340,000	366,350
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		2,870,000	2,801,553
Smurfit Kappa Acquisitions, 144A, 4.875%, 9/15/2018		200,000	199,500
Teck Resources Ltd., 2.5%, 2/1/2018 (c)		1,250,000	1,221,810
Vale Overseas Ltd., 6.25%, 1/23/2017		1,000,000	1,120,550
Xstrata Finance Canada Ltd.:
144A, 2.7%, 10/25/2017		600,000	585,797
144A, 3.6%, 1/15/2017		1,000,000	1,014,001

			26,358,685
Telecommunication Services 3.0%
CC Holdings GS V LLC, 2.381%, 12/15/2017		670,000	661,490
CenturyLink, Inc., Series N, 6.0%, 4/1/2017		700,000	763,000
Cincinnati Bell, Inc., 8.25%, 10/15/2017		470,000	492,325
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		360,000	369,338
Digicel Ltd., 144A, 8.25%, 9/1/2017		450,000	469,125
Frontier Communications Corp., 8.125%, 10/1/2018		705,000	786,075
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		295,000	312,501
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019		205,000	221,656
8.5%, 11/1/2019		375,000	413,906
Pacnet Ltd., 144A, 9.25%, 11/9/2015		1,000,000	1,010,000
Sprint Communications, Inc., 6.0%, 12/1/2016		480,000	510,000
Telecom Italia Capital SA, 6.175%, 6/18/2014		332,000	342,919
Telefonica Emisiones SAU:
3.192%, 4/27/2018		2,010,000	1,985,655
6.421%, 6/20/2016		300,000	330,008
Telesat Canada, 144A, 6.0%, 5/15/2017		640,000	652,800
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		590,000	631,300
VimpelCom Holdings BV, 144A, 6.255%, 3/1/2017		3,000,000	3,142,500
Windstream Corp., 7.875%, 11/1/2017		585,000	653,737

			13,748,335
Utilities 3.2%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017		1,500,000	1,698,750
AES Corp., 7.75%, 10/15/2015		276,000	306,360
Ameren Corp., 8.875%, 5/15/2014		202,000	214,160
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		2,000,000	2,210,000
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		2,400,000	2,323,783
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		320,000	328,486
Korea Gas Corp., 144A, 2.25%, 7/25/2017		2,000,000	1,975,880
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015		1,500,000	1,547,696
Korea Western Power Co., Ltd., 144A, 3.125%, 5/10/2017		2,000,000	2,038,000
Majapahit Holding BV, 144A, 7.75%, 10/17/2016		500,000	554,375
PPL Capital Funding, Inc., 1.9%, 6/1/2018		1,310,000	1,289,657
Suburban Propane Partners LP, 7.5%, 10/1/2018		380,000	410,400

			14,897,547

Total Corporate Bonds (Cost $247,449,560)			244,456,128
Mortgage-Backed Securities Pass-Throughs 0.8%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		2,745,966	2,827,096
4.5%, 4/1/2023		112,734	120,172
4.959% *, 9/1/2038		216,989	227,258
Government National Mortgage Association:
6.5%, with various maturities from 8/20/2034 until 2/20/2039		538,239	605,883
7.0%, 6/20/2038		18,264	21,011

Total Mortgage-Backed Securities Pass-Throughs (Cost $3,814,954)			3,801,420
Asset-Backed 1.6%
Automobile Receivables 0.5%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		1,000,000	1,037,549
"D", Series 2011-1, 4.26%, 2/8/2017		1,000,000	1,045,913

			2,083,462
Credit Card Receivables 0.1%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018		294,000	310,070
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018		326,000	341,925

			651,995
Home Equity Loans 0.8%
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		320,831	304,494
JPMorgan Mortgage Acquisition Trust, "A2", Series 2007-CH4, 0.25% *, 12/25/2029		851,199	842,277
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.56% *, 9/25/2036		701,564	678,193
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.135% *, 2/25/2035		653,667	651,260
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052		537,598	532,608
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		112,622	112,868
"AF1", Series 2006-4, 5.545%, 1/25/2037		61,746	35,748
"AF2", Series 2006-3, 5.58%, 11/25/2036		334,483	201,091
"AF1", Series 2007-2, 5.893%, 6/25/2037		352,541	199,173
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031		170,011	170,300
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		14,443	14,056

			3,742,068
Manufactured Housing Receivables 0.2%
Green Tree Financial Corp., "A5", Series 1994-2, 8.3%, 5/15/2019		17,147	17,351
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		740,213	782,559

			799,910

Total Asset-Backed (Cost $7,513,396)			7,277,435
Commercial Mortgage-Backed Securities 4.8%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 6.053% *, 7/10/2044		625,000	651,777
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, "E", Series 2012-CLRN, 144A, 3.391% *, 8/15/2029		1,000,000	1,007,170
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		710,000	746,786
"A4", Series 2005-PW10, 5.405%, 12/11/2040		1,000,000	1,074,628
Commercial Mortgage Trust:
"A2", Series 2007-GG9, 5.381%, 3/10/2039		872,488	897,701
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		312,928	324,940
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039		485,503	498,805
"A4", Series 2005-C1, 5.014%, 2/15/2038		595,847	620,815
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-TF2A , 144A, 0.371% *, 4/15/2022		542,777	537,892
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.192% *, 3/15/2018		300,000	301,470
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039		575,580	593,217
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2005-LDP1, 4.625%, 3/15/2046		14,558	14,644
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		700,000	740,834
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		657,500	699,098
"A4", Series 2006-CB14, 5.481%, 12/12/2044		620,000	670,677
"AM", Series 2006-CB16, 5.593%, 5/12/2045		500,000	549,141
"A4", Series 2006-LDP7, 5.863% *, 4/15/2045		620,000	684,380
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		720,000	764,494
"AM", Series 2005-C5, 5.017%, 9/15/2040		620,000	658,097
"E", Series 2000-C5, 7.29%, 12/15/2032		3,379,000	3,382,075
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.284%, 9/15/2042		620,000	660,226
Morgan Stanley Re-REMIC Trust, "A4B", Series 2010-GG10, 144A, 5.995% *, 8/15/2045		3,000,000	3,297,183
SMA Issuer I LLC, "A", Series 2012-LV1, 144A, 3.5%, 8/20/2025		345,858	347,019
Wachovia Bank Commercial Mortgage Trust:
"B", Series 2005-C17, 5.287%, 3/15/2042		2,000,000	2,101,644
"A4", Series 2005-C22, 5.29% *, 12/15/2044		620,000	666,874

Total Commercial Mortgage-Backed Securities (Cost $22,402,654)			22,491,587
Collateralized Mortgage Obligations 2.9%
Banc of America Funding Corp.:
"2A3", Series 2005-4, 5.5%, 8/25/2035		25,735	25,560
"1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		223,981	229,153
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-4, 5.0%, 7/25/2035		39,404	39,218
"1A1", Series 2005-7, 5.5%, 10/25/2035		3,143	3,126
Citigroup Commercial Mortgage Trust, "D", Series 2013-SMP, 3.008%, 1/12/2018		1,000,000	963,293
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		2,425	2,477
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 5.142% *, 2/20/2036		388,257	330,414
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.444% *, 8/28/2047		590,059	587,674
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.736% *, 2/25/2048		93,982	93,651
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		1,521,010	79,600
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022		431,683	4,558
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		1,537,298	90,926
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		1,904,729	160,522
"JI", Series 3414, Interest Only, 4.5%, 3/15/2022		1,033,538	37,095
"XS", Series 2470, Interest Only, 6.809% *, 2/15/2031		1,469,853	271,710
"LA", Series 1343, 8.0%, 8/15/2022		81,229	93,237
"PK", Series 1751, 8.0%, 9/15/2024		293,158	339,886
Federal National Mortgage Association:
"21", Series 343, Interest Only, 4.0%, 9/1/2018		722,976	50,147
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023		617,556	16,392
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		583,465	19,493
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		283,445	19,104
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024		302,669	14,219
"27", Series 351, Interest Only, 5.0%, 4/1/2019		526,461	40,531
"2", Series 350, Interest Only, 5.5%, 3/1/2034		438,868	68,950
First Horizon Mortgage Pass-Through Trust, "1A17", Series 2003-7, Principal Only, Zero Coupon, 9/25/2033		496,730	435,234
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		9,020,747	978,287
"CI", Series 2009-29, Interest Only, 4.5%, 4/20/2034		146,401	4,857
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		473,798	46,885
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		2,028,493	198,560
"NI", Series 2010-166, Interest Only, 4.5%, 4/20/2039		428,178	73,495
"IB", Series 2010-105, Interest Only, 4.5%, 1/16/2040		568,128	89,121
"PI", Series 2010-166, Interest Only, 5.0%, 4/16/2040		719,189	126,882
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		1,455,132	299,923
GSR Mortgage Loan Trust, "2A2", Series 2006-AR1, 2.799% *, 1/25/2036		38,076	37,916
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		137,585	137,931
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		65,042	65,798
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.256% *, 12/25/2034		101,857	102,889
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		180,758	186,709
"A6", Series 2002-QS19, 5.125%, 12/25/2032		57,470	58,186
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		331,830	345,661
Structured Agency Credit Risk Debt Notes, "M1", Series 2013-DN1, 3.59%, 7/25/2023		3,000,000	3,028,806
Vericrest Opportunity Loan Transferee, "M1", Series 2012-NL3A, 144A, 5.0%, 11/25/2060		2,250,000	2,242,615
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.428% *, 5/25/2035		583,561	578,883
"2A3", Series 2003-S6, 4.75%, 7/25/2018		131,569	135,656
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		176,770	180,188
Wells Fargo Mortgage Backed Securities Trust, "2A6", Series 2005-11, 5.5%, 11/25/2035		449,549	445,206

Total Collateralized Mortgage Obligations (Cost $13,828,042)			13,380,624
Government & Agency Obligations 5.7%
Other Government Related (d) 0.4%
Dexia Credit Local, 144A, 2.75%, 1/10/2014		500,000	504,706
Eksportfinans ASA, 3.0%, 11/17/2014		500,000	499,000
Qatari Diar Finance Co., 144A, 3.5%, 7/21/2015		880,000	913,070

			1,916,776
Sovereign Bonds 2.8%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,600,000	2,470,000
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		620,000	656,287
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		2,000,000	1,970,000
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,300,000	1,300,000
Republic of Croatia, 144A, 6.25%, 4/27/2017		2,000,000	2,132,900
Republic of Hungary, 4.125%, 2/19/2018		2,000,000	1,955,000
Republic of Lithuania, 144A, 6.75%, 1/15/2015		1,000,000	1,068,550
Republic of Slovenia, 144A, 4.75%, 5/10/2018		1,200,000	1,162,524
Ukraine Government, 144A, 6.875%, 9/23/2015		500,000	486,250

			13,201,511
U.S. Government Sponsored Agency 0.1%
Federal Home Loan Bank, 1.0%, 6/21/2017		445,000	442,873
U.S. Treasury Obligations 2.4%
U.S. Treasury Bills:
0.015% **, 9/26/2013 (e)		316,000	315,985
0.1% **, 9/5/2013 (e)		40,000	39,999
U.S. Treasury Notes:
0.25%, 2/15/2015		460,000	460,144
0.75%, 6/15/2014		5,000,000	5,026,560
0.75%, 3/31/2018		190,000	185,354
0.875%, 1/31/2017		5,000,000	5,007,420

			11,035,462

Total Government & Agency Obligations (Cost $26,930,443)			26,596,622
Loan Participations and Assignments 20.4%
Senior Loans * 13.1%
Academy Ltd., Term Loan, 4.5%, 8/3/2018		985,056	994,907
Acosta, Inc., Term Loan D, 5.0%, 3/2/2018		748,125	757,009
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 8.25%, 6/17/2018		857,143	878,571
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019		1,590,487	1,597,120
American Petroleum Tankers LLC, Term Loan B, 4.75%, 10/2/2019		481,481	487,500
AMN Healthcare, Inc., Term Loan B, 3.75%, 4/5/2018		374,050	377,011
Arris Group, Inc., Term Loan B, 3.5%, 4/17/2020		997,500	998,328
Asurion LLC, Term Loan B1, 4.5%, 5/24/2019		748,120	748,962
Atlantic Aviation FBO, Inc., Term Loan B, 3.25%, 5/20/2020		500,000	501,798
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017		894,728	906,136
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 3.5%, 6/10/2016		402,108	404,121
Bausch & Lomb, Inc., Term Loan, 4.0%, 5/17/2019		990,019	991,261
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019		754,286	758,529
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		493,756	499,928
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018		498,750	500,620
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		783,243	790,829
Chrysler Group LLC, Term Loan B, 4.25%, 5/24/2017		980,000	997,008
Clear Channel Communications, Inc., Term Loan B, 3.836%, 1/29/2016		379,133	355,378
Clearwater Seafoods LP, Term Loan B, 6.75%, 6/6/2018		433,333	438,750
ClientLogic Corp., Term Loan, 7.019%, 1/30/2017		500,000	497,918
Collective Brands Finance, Inc., Term Loan, 7.25%, 10/9/2019		995,000	1,013,243
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan, 5.0%, 4/16/2020		500,000	506,875
CPG International, Inc., Term Loan, 5.75%, 9/18/2019		1,488,750	1,498,055
CTI Foods Holding Co., LLC, Term Loan, 4.5%, 6/30/2020		500,000	500,833
Cumulus Media Holdings, Inc., First Lien Term Loan, 4.5%, 9/17/2018		926,658	937,277
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 12/10/2019		497,500	499,988
DG FastChannel, Inc., Term Loan B, 7.25%, 7/26/2018		811,939	803,819
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020		500,000	505,000
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016		496,186	497,119
Equipower Resources Holdings LLC:
First Lien Term Loan, 5.5%, 12/21/2018		500,000	503,540
Term Loan C, 4.25%, 12/15/2020		500,000	503,543
Essential Power LLC, Term Loan B, 4.25%, 8/8/2019		1,110,777	1,128,827
Exopack LLC, Term Loan, 5.0%, 5/31/2017		980,000	983,067
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		496,256	498,738
First Data Corp., Term Loan B, 4.191%, 3/23/2018		500,000	499,845
Focus Brands, Inc., Term Loan, 4.25%, 2/21/2018		424,885	427,144
Generac Power Systems, Inc., Term Loan B, 3.5%, 5/29/2020		436,389	437,207
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 2/7/2020		349,125	350,981
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019		1,494,370	1,497,949
Grocery Outlet, Inc., Term Loan B1, 5.5%, 12/10/2018		498,842	502,583
Hyland Software, Inc., First Lien Term Loan, 5.5%, 10/25/2019		497,500	500,455
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016		980,000	985,512
Ineos U.S. Finance LLC, 6 Year Term Loan, 4.0%, 5/4/2018		741,111	740,881
ION Media Networks, Inc., Term Loan B, 7.25%, 7/31/2018		896,498	903,221
iPayment, Inc., Term Loan B, 6.75%, 5/8/2017		465,194	464,224
Istar Financial, Inc., Term Loan, 4.5%, 10/16/2017		435,211	438,068
J.C. Penney Corp., Inc., First Lien Term Loan, 6.0%, 5/21/2018		750,000	755,940
Kronos Worldwide, Inc., Term Loan B, 7.0%, 6/13/2018		125,000	125,833
La Frontera Generation LLC, Term Loan, 4.5%, 9/30/2020		350,000	352,772
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019		497,837	502,815
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017		869,565	873,548
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020		1,000,000	1,005,940
Media General, Inc., Term Delay Draw, Term Loan B, Zero Coupon, 7/31/2020		500,000	501,095
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/31/2016		500,000	516,457
NEP Supershooters LP, Term Loan, 4.75%, 1/18/2020		1,492,500	1,506,179
New HB Acquisition, LLC, Term Loan, 6.75%, 4/9/2020		500,000	515,315
Nexeo Solutions LLC, Term Loan, 5.0%, 9/17/2017		247,503	245,570
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017		671,032	645,868
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019		500,000	485,000
North American Breweries, Inc., Term Loan B, 7.5%, 12/11/2018		497,500	502,475
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/20/2019		750,000	751,875
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		997,442	1,007,003
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		997,500	999,271
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018		990,297	995,249
Reynolds Group Holdings, Inc., Term Loan, 4.75%, 9/28/2018		496,250	502,384
RP Crown Parent LLC, First Lien Term Loan, 6.75%, 12/21/2018		498,747	506,073
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		1,000,000	1,014,170
San Juan Cable Holdings LLC, Term Loan B, 6.0%, 6/9/2017		490,000	495,103
Scientific Games International, Inc., Term Loan B, 4.25%, 5/22/2020		500,000	499,533
Springer Science+Business Media SA, Term Loan B, 5.25%, 7/31/2020		500,000	494,375
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.5%, 4/23/2020		500,000	505,000
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		997,500	1,008,103
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		997,500	1,008,722
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		517,772	523,920
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		766,519	765,177
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017		880,550	882,201
Toys 'R' Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016		942,031	935,554
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018		495,000	496,443
TriNet Group, Inc., Term Loan B, 6.5%, 10/24/2018		498,748	500,930
Tube City IMS Corp., Term Loan, 4.75%, 3/20/2019		246,884	249,868
U.S. Airways Group, Inc., Term Loan B1, 4.25%, 5/23/2019		1,000,000	1,001,690
U.S. Finco LLC, First Lien Term Loan, 4.0%, 5/22/2020		500,000	502,500
U.S. Foods, Inc., Term Loan, 4.5%, 3/29/2019		490,000	492,450
U.S. Silica Co., Term Loan B, 4.0%, 7/17/2020		500,000	504,377
UPC Financing Partnership, Term Loan, 3.25%, 6/30/2021		1,000,000	1,000,125
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017		248,750	250,616
World Kitchen, Inc., Term Loan B, 5.5%, 3/4/2019		945,000	952,087
Zayo Group LLC, Term Loan B, 4.5%, 7/2/2019		990,000	999,826

			60,989,110
Sovereign Loans 7.3%
AK Transneft OJSC, 144A, 8.7%, 8/7/2018		2,000,000	2,420,000
Bank of Moscow, 144A, 6.699%, 3/11/2015		2,000,000	2,109,200
Bank of Moscow OJSC, 6.02%, 5/10/2017		1,500,000	1,520,550
Gazprom OAO:
144A, 8.125%, 7/31/2014		1,040,000	1,101,360
144A, 8.146%, 4/11/2018		2,000,000	2,330,000
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		2,000,000	1,997,500
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018		2,000,000	1,910,400
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		3,000,000	2,966,250
Russian Agricultural Bank OJSC, 144A, 5.1%, 7/25/2018		2,000,000	2,006,751
Russian Railways, 5.739%, 4/3/2017		2,000,000	2,142,500
Sberbank of Russia, 144A, 4.95%, 2/7/2017		3,000,000	3,138,600
Severstal OAO, 144A, 4.45%, 3/19/2018 (c)		2,000,000	1,922,500
Uralkali OJSC, 144A, 3.723%, 4/30/2018 (c)		2,000,000	1,847,500
Vnesheconombank, 144A, 5.375%, 2/13/2017		3,000,000	3,195,000
VTB Bank OJSC, 144A, 6.875%, 5/29/2018		3,000,000	3,217,500

			33,825,611

Total Loan Participations and Assignments (Cost $94,680,329)			94,814,721
Municipal Bonds and Notes 0.4%
Dallas, TX, Refunding & Improvement:
Series A, 4.0%, 2/15/2015 (b)		65,000	68,646
Series A, 4.0%, 2/15/2016 (b)		115,000	124,785
Florida, State Board of Public Education, Capital Outlay 2011, Series A, 5.0%, 6/1/2015		230,000	249,187
Illinois, State General Obligation, 4.0%, 7/1/2015		460,000	485,102
New Jersey, State Transportation Trust Fund Authority:
Series A, 5.0%, 12/15/2016		335,000	378,624
Series C, 5.25%, 6/15/2020, INS: FGIC, NATL		345,000	375,971
Series A, 5.5%, 12/15/2015, INS: AMBAC		245,000	272,655

Total Municipal Bonds and Notes (Cost $1,955,528)			1,954,970

		Shares	Value ($)
Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $21,459,130)		21,459,130	21,459,130
Cash Equivalents 9.9%
Central Cash Management Fund, 0.05% (f)		40,704,069	40,704,069
DWS Variable NAV Money Fund, 0.21% (f)		500,215	5,002,648

Total Cash Equivalents (Cost $45,706,717)			45,706,717

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $485,740,753) †		103.8	481,939,354
Notes Payable		(0.2)	(830,000)
Other Assets and Liabilities, Net (c)		(3.6)	(16,851,112)

Net Assets		100.0	464,258,242

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $485,740,828.  At July 31, 2013, net unrealized depreciation for all securities based on tax cost was $3,801,474.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,056,155 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,857,629.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is a pending sale, that is also on loan. The value of securities loaned at July 31, 2013 amounted to $20,242,127 which is 4.4% of net assets.

(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
FDIC: Federal Deposit Insurance Corp.
FGIC: Financial Guaranty Insurance Co.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

NATL: National Public Finance Guarantee Corp.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At July 31, 2013, the Fund had unfunded loan commitments of $500,019, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Entravision Communications Corp., Term Loan, 5/29/2020	500,019	498,125	(1,894)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year U.S. Treasury Note	USD	9/30/2013	375	45,512,696	(108,341)

At July 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/22/2009 9/20/2014	1,000,000	1	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	60,826	(15,948)	76,774

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At July 31, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

4/14/2014 4/12/2016	100,000,000	2	Fixed — 0.57%	Floating — LIBOR	437,420	—	437,420
4/14/2014 4/12/2016	100,000,000	3	Fixed — 0.57%	Floating — LIBOR	437,420	(4,494)	441,914
4/14/2014 4/12/2019	25,000,000	4	Fixed — 1.315%	Floating — LIBOR	855,935	24,837	831,098
4/14/2014 4/12/2019	25,000,000	5	Fixed — 1.315%	Floating — LIBOR	855,935	(22,630)	878,565

Total unrealized appreciation	2,588,997

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	The Goldman Sachs & Co.
3	Barclays Bank PLC
4	Nomura International PLC
5	Citigroup, Inc.
LIBOR: London Interbank Offered Rate

As of July 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,200,000	USD	1,583,216	10/24/2013	(13,703)	Citigroup, Inc.

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$244,456,128	$—	$244,456,128
Mortgage-Backed Securities Pass-Throughs	—	3,801,420	—	3,801,420
Asset-Backed	—	7,277,435	—	7,277,435
Commercial Mortgage-Backed Securities	—	22,491,587	—	22,491,587
Collateralized Mortgage Obligations	—	13,380,624	—	13,380,624
Government & Agency Obligations	—	26,596,622	—	26,596,622
Loan Participations and Assignments	—	94,814,721	—	94,814,721
Municipal Bonds and Notes	—	1,954,970	—	1,954,970
Short-Term Investments(j)	67,165,847	—	—	67,165,847
Derivatives(k)
Credit Default Swap Contracts	—	76,774	—	76,774
Interest Rate Swap Contracts	—	2,588,997	—	2,588,997
Total	$67,165,847	$417,439,278	$—	$484,605,125

Liabilities
Unfunded Loan Commitment	$—	$(1,894)	$—	$(1,894)
Derivatives(k)
Futures Contracts	(108,341)	—	—	(108,341)
Forward Foreign Currency Exchange Contracts	—	(13,703)	—	(13,703)
Total	$(108,341)	$(15,597)	$—	$(123,938)

During the period ended July 31, 2013, the amount of transfers between Level 2 and Level 3 was $974,581. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable imports.

Transfers between price levels are recognized at the beginning of the reporting period.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$76,774	$—
Foreign Exchange Contracts	$—	$—	$(13,703)
Interest Rate Contracts	$(108,341)	$2,588,997	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Ultra-Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013